Subordinated Debentures-Schedule of Net of Holdings in Debentures (Parenthetical) (Detail) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions		12 Months Ended
	Oct. 18, 2019 CAD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2019 CAD ($) $ / shares	Oct. 31, 2019 USD ($) $ / shares	Oct. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.648%	2.648%
Borrowings interest rate				4.65%	4.65%
Conversion of rate outstanding NVCC		125.00%
Conversion foreign currency | $ / shares				$ 5.00
US dollar [member]
Disclosure of detailed information about borrowings [line items]
Conversion foreign currency | $ / shares					$ 5.00
Subordinated debentures non viability contingent capital [member]
Disclosure of detailed information about borrowings [line items]
Conversion of rate outstanding NVCC		150.00%
Conversion of floor price | $ / shares					$ 5.00
October 2024 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Oct. 18, 2019	Oct. 18, 2019
Borrowings interest rate basis		$1,750 million. Redeemed on October 18, 2019.
Carrying value			$ 1,750	$ 1,750
October 2024 [member] | Redemption of notes [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.036%
Maturity date	October 18, 2024
Borrowings Redemption Price Percentage of Principal Amount Redeemed	100.00%
Subordinated redemption value	$ 1,750
June 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		Redeemable at any time.
December 2025 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Dec. 08, 2020	Dec. 08, 2020
Borrowings interest rate basis		Redeemable on or after December 8, 2020. After December 8, 2020, interest will be payable at an annual rate equal to the 90 day bankers’ acceptance rate plus 2.19%.
Borrowings, adjustment to interest rate basis			2.19%	2.19%	2.19%	2.19%
December 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		US$1,250 million. Interest will be payable semi-annually in arrears on June 16 and December 16 of each year.
Carrying value					$ 1,250	$ 1,250
March 2027 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Mar. 30, 2022	Mar. 30, 2022
Borrowings interest rate basis		Redeemable on or after March 30, 2022. After March 30, 2022, interest will be payable at an annual rate equal to the 90-day bankers’ acceptance rate plus 1.19%.
Borrowings, adjustment to interest rate basis			1.19%	1.19%	1.19%	1.19%
January 2029 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Jan. 18, 2024	Jan. 18, 2024
Borrowings interest rate basis		Redeemable on or after January 18, 2024. After January 18, 2024, interest will be payable at an annual rate equal to the 90-day bankers’ acceptance rate plus 1.58%.
Borrowings, adjustment to interest rate basis			1.58%	1.58%	1.58%	1.58%
July 2029 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date		Jul. 03, 2024	Jul. 03, 2024
Borrowings interest rate basis		Redeemable on or after July 3, 2024. After July 3, 2024, interest will be payable at an annual rate equal to the 90-day bankers’ acceptance rate plus 1.18%.
Borrowings, adjustment to interest rate basis			1.18%	1.18%	1.18%	1.18%
August 2085 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis		US$83 million bearing interest at a floating rate of the offered rate for six-month Eurodollar deposits plus 0.125%. Redeemable on any interest payment date.
Borrowings, adjustment to interest rate basis			0.125%	0.125%	0.125%	0.125%
Carrying value					$ 83	$ 83
Subordinated debentures repurchased value		$ 16